Cromwell Foresight Global Sustainable Infrastructure Fund
Schedule of Investments
March 31, 2025 (Unaudited)
1
Shares Value
COMMON STOCKS - 70.1%
Digital Infrastructure - 14.1%
Cellnex Telecom SA
(a)
.................................................................. 81,945 $ 2,910,080
Chorus Ltd. ........................................................................... 187,668 858,789
Cordiant Digital Infrastructure Ltd.
(a)
...................................................... 1,150,570 1,292,035
Infrastrutture Wireless Italiane SpA
(a)
..................................................... 124,876 1,320,955
6,381,859
Diversified Infrastructure - 20.8%
3i Infrastructure PLC ................................................................... 595,784 2,452,680
Canadian Pacific Kansas City Ltd. ....................................................... 11,807 828,480
Infratil Ltd. ............................................................................ 361,338 2,126,739
International Public Partnerships Ltd. ..................................................... 897,708 1,300,388
Sequoia Economic Infrastructure Income Fund Ltd. ........................................ 1,147,228 1,159,454
Transurban Group ..................................................................... 187,298 1,573,260
9,441,001
Electrical Utilities - 6.3%
Elia Group SA ......................................................................... 8,620 746,887
National Grid PLC ..................................................................... 160,385 2,090,479
2,837,366
Renewable Energy - 28.9%
(b)
Boralex, Inc. - Class A .................................................................. 114,688 2,304,518
Brookfield Renewable Partners LP ....................................................... 70,721 1,565,517
Clearway Energy, Inc. - Class C ......................................................... 51,183 1,549,309
Greencoat Renewables PLC ............................................................ 1,313,735 1,053,350
Greencoat UK Wind PLC ............................................................... 823,679 1,147,769
Innergex Renewable Energy, Inc. ........................................................ 146,371 1,375,994
Northland Power, Inc. .................................................................. 132,643 1,812,811
Octopus Renewables Infrastructure Trust PLC ............................................. 923,432 762,829
Renewables Infrastructure Group Ltd. .................................................... 1,597,500 1,561,526
13,133,623
TOTAL COMMON STOCKS (Cost $34,920,101) ........................................................... 31,793,849
REAL ESTATE INVESTMENT TRUSTS - 27.2%
Digital Infrastructure - 15.4%
American Tower Corp. .................................................................. 10,965 2,385,984
Crown Castle, Inc. ..................................................................... 8,223 857,083
Digital Realty Trust, Inc. ................................................................ 10,509 1,505,835
Equinix, Inc. ........................................................................... 2,751 2,243,028
6,991,930
Government Facilities - 3.3%
Easterly Government Properties, Inc. .................................................... 142,118 1,506,451

Cromwell Foresight Global Sustainable Infrastructure Fund
Schedule of Investments
(Continued)
March 31, 2025 (Unaudited)
2
Shares Value
REAL ESTATE INVESTMENT TRUSTS - (Continued)
Health Care - 8.5%
Assura PLC ........................................................................... 2,080,932 $ 1,247,815
Healthpeak Properties, Inc. ............................................................. 82,510 1,668,352
Ventas, Inc. ........................................................................... 13,539 930,942
3,847,109
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $12,349,380) .......................................... 12,345,490
RIGHTS - 0.0%
(c)
Electrical Utilities - 0.0%
(c)
Elia Group SA
(d)
...................................................................... 3,667 17,872
TOTAL RIGHTS (Cost $–) .............................................................................. 17,872
TOTAL INVESTMENTS - 97.3% (Cost $47,269,481) ....................................................... $ 44,157,211
Other Assets in Excess of Liabilities - 2.7% ................................................................ 1,236,614
TOTAL NET ASSETS - 100% ...........................................................................
$ 45,393,825
Percentages are stated as a percent of net assets.
LP - Limited Partnership
PLC - Public Limited Company
SA - Sociedad Anónima
SpA - Societa per Azioni
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2025, the value of these securities total $5,523,070 or 12.2% of the Fund’s net assets.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.
(c)
Represents less than 0.05% of net assets.
(d)
Non-income producing security.